UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

NELNET, INC.1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025.

Date of Report (Date of earliest event reported): February 12, 2026

    Commission File Number of securitizer: 001-31924

Central Index Key Number of securitizer: 0001258602

James D. Kruger, Chief Financial Officer, (402) 458-2370
____________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

[ ]	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).

    Central Index Key Number of depositor: ___________________

_________________________________________
(Exact name of issuing entity as specified in its charter)

    Central Index Key Number of issuing entity (if applicable): ___________________

    Central Index Key Number of underwriter (if applicable): ___________________

____________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

1    Nelnet, Inc. (“Nelnet”), as securitizer, is filing this Form ABS-15G with respect to all asset-backed securities for which it acted as sponsor and were outstanding and held by non-affiliates during the reporting period, which consisted of securities backed by student loans originated under the Federal Family Education Loan Program (“FFELP”) of the U.S. Department of Education, and securities backed by private credit student loans, including asset-backed securities issued in registered transactions and asset-backed securities issued in unregistered transactions. This filing also covers the activities of Nelnet’s affiliated securitizers during the reporting period to the extent that any such securitizer affiliated with Nelnet has acted as seller or transferor of FFELP student loans or private credit student loans, or as an issuer of asset-backed securities, related to outstanding asset-backed securities issued in securitization transactions sponsored by Nelnet.

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The securitizer has no activity to report for the annual period covered by this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NELNET, INC.
(Securitizer)
Date: February 12, 2026	By: /s/ James D. Kruger
Name: James D. Kruger
Title: Chief Financial Officer